Schedule of Investments (unaudited)	iShares® Paris-Aligned Climate MSCI USA ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
HEICO Corp.	8,768	$1,254,262
HEICO Corp., Class A	1,846	216,148
L3Harris Technologies Inc.	4,061	978,295
Teledyne Technologies Inc.(a)	3,350	1,357,253
TransDigm Group Inc.(a)	1,502	909,266
		4,715,224
Automobiles — 2.9%
Ford Motor Co.	86,087	1,177,670
Lucid Group Inc.(a)	31,240	630,423
Tesla Inc.(a)	19,246	14,593,472
		16,401,565
Banks — 2.6%
Bank of America Corp.	26,358	980,518
First Republic Bank/CA	9,698	1,503,481
JPMorgan Chase & Co.	48,951	6,472,791
KeyCorp.	33,768	674,009
M&T Bank Corp.	3,683	662,829
PNC Financial Services Group Inc. (The)	4,745	832,320
SVB Financial Group(a)	3,122	1,525,316
Truist Financial Corp.	15,740	782,908
U.S. Bancorp	27,705	1,470,304
		14,904,476
Beverages — 1.3%
Brown-Forman Corp., Class B, NVS	25,888	1,711,715
Coca-Cola Co. (The)	66,750	4,230,615
Keurig Dr Pepper Inc.	18,648	647,831
Monster Beverage Corp.(a)	6,188	551,475
		7,141,636
Biotechnology — 2.2%
AbbVie Inc.	27,796	4,096,297
Alnylam Pharmaceuticals Inc.(a)	3,168	398,535
Amgen Inc.	5,641	1,448,270
Biogen Inc.(a)	2,801	560,200
BioMarin Pharmaceutical Inc.(a)	6,426	482,785
Exact Sciences Corp.(a)	3,379	168,308
Moderna Inc.(a)	4,731	687,556
Neurocrine Biosciences Inc.(a)	2,520	235,595
Regeneron Pharmaceuticals Inc.(a)	2,026	1,346,763
Royalty Pharma PLC, Class A	43,238	1,778,811
Seagen Inc.(a)	1,512	205,148
Vertex Pharmaceuticals Inc.(a)	4,660	1,251,909
		12,660,177
Building Products — 0.1%
A O Smith Corp.	3,880	233,266
Fortune Brands Home & Security Inc.	3,528	244,667
Masco Corp.	5,292	300,003
		777,936
Capital Markets — 4.3%
Ameriprise Financial Inc.	712	196,704
Bank of New York Mellon Corp. (The)	23,691	1,104,237
BlackRock Inc.(b)	4,045	2,706,429
Blackstone Inc., NVS	11,997	1,413,127
Cboe Global Markets Inc.	4,335	486,864
Charles Schwab Corp. (The)	41,541	2,912,024
CME Group Inc.	8,091	1,608,734
FactSet Research Systems Inc.	1,655	631,846
Intercontinental Exchange Inc.	14,163	1,450,150
Security	Shares	Value

Capital Markets (continued)
Invesco Ltd.	37,044	$716,431
KKR & Co. Inc.	8,820	483,424
MarketAxess Holdings Inc.	1,295	364,776
Moody’s Corp.	8,125	2,450,256
Nasdaq Inc.	4,195	651,316
Northern Trust Corp.	7,243	809,405
Raymond James Financial Inc.	1,064	104,793
S&P Global Inc.	12,462	4,355,220
SEI Investments Co.	11,088	647,872
T Rowe Price Group Inc.	7,105	902,974
Tradeweb Markets Inc., Class A	1,158	78,292
		24,074,874
Chemicals — 3.8%
Albemarle Corp.	1,825	475,267
Ecolab Inc.	59,118	9,690,031
International Flavors & Fragrances Inc.	802	106,000
PPG Industries Inc.	430	54,391
Sherwin-Williams Co. (The)	41,436	11,106,505
		21,432,194
Commercial Services & Supplies — 0.4%
Cintas Corp.	1,807	719,782
Copart Inc.(a)	5,167	591,777
Rollins Inc.	27,415	972,136
		2,283,695
Communications Equipment — 1.5%
Cisco Systems Inc.	92,757	4,178,703
Juniper Networks Inc.	71,764	2,201,719
Motorola Solutions Inc.	8,516	1,871,306
		8,251,728
Consumer Finance — 0.5%
American Express Co.	11,429	1,929,444
Discover Financial Services	5,544	629,188
		2,558,632
Distributors — 0.0%
Pool Corp.	326	129,950

Diversified Financial Services — 0.1%
Equitable Holdings Inc.	10,525	320,065

Diversified Telecommunication Services — 0.2%
Verizon Communications Inc.	23,797	1,220,548

Electrical Equipment — 0.9%
Eaton Corp. PLC	18,015	2,496,879
Generac Holdings Inc.(a)	2,369	585,333
Plug Power Inc.(a)	51,484	951,424
Rockwell Automation Inc.	4,536	967,075
		5,000,711
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	8,693	615,986
CDW Corp./DE	7,905	1,342,743
Cognex Corp.	4,032	195,230
Keysight Technologies Inc.(a)	7,266	1,057,930
TE Connectivity Ltd.	2,565	331,885
Trimble Inc.(a)	15,372	1,046,065
Zebra Technologies Corp., Class A(a)	797	269,537
		4,859,376
Entertainment — 1.1%
Activision Blizzard Inc.	2,843	221,413

Schedule of Investments (unaudited) (continued)	iShares® Paris-Aligned Climate MSCI USA ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	6,552	$408,124
Live Nation Entertainment Inc.(a)	4,721	448,731
Netflix Inc.(a)	7,763	1,532,727
Roku Inc.(a)(c)	692	65,671
Take-Two Interactive Software Inc.(a)	1,092	135,987
Walt Disney Co. (The)(a)	31,913	3,524,471
		6,337,124
Equity Real Estate Investment Trusts (REITs) — 7.7%
Alexandria Real Estate Equities Inc.	10,468	1,737,165
American Tower Corp.	8,995	2,303,889
AvalonBay Communities Inc.	17,321	3,602,075
Boston Properties Inc.	35,182	3,911,535
Crown Castle International Corp.	11,728	2,224,215
Digital Realty Trust Inc.	23,406	3,267,244
Duke Realty Corp.	44,971	2,375,818
Equinix Inc.	5,103	3,506,220
Equity Residential	11,996	921,653
Extra Space Storage Inc.	4,689	835,580
Healthpeak Properties Inc.	76,607	2,274,462
Medical Properties Trust Inc.	54,736	1,016,995
Prologis Inc.	36,250	4,621,150
Public Storage	6,272	2,073,774
Realty Income Corp.	35,746	2,438,592
Regency Centers Corp.	11,844	807,879
SBA Communications Corp.	2,285	769,154
Simon Property Group Inc.	7,056	808,970
Sun Communities Inc.	651	106,849
Ventas Inc.	10,430	591,798
Vornado Realty Trust	49,815	1,741,532
Welltower Inc.	12,852	1,144,985
WP Carey Inc.	3,528	296,846
		43,378,380
Food Products — 0.1%
Hershey Co. (The)	2,268	480,158

Health Care Equipment & Supplies — 4.5%
Abiomed Inc.(a)	1,825	481,253
Align Technology Inc.(a)	1,008	279,861
Baxter International Inc.	1,008	76,658
Becton Dickinson and Co.	3,651	933,926
Boston Scientific Corp.(a)	29,123	1,194,334
Cooper Companies Inc. (The)	2,016	707,092
Danaher Corp.	11,171	2,947,133
Dexcom Inc.(a)	1,858	553,573
Edwards Lifesciences Corp.(a)	51,962	5,240,368
Hologic Inc.(a)	8,478	638,139
IDEXX Laboratories Inc.(a)	6,761	2,647,743
Insulet Corp.(a)	1,359	290,119
Intuitive Surgical Inc.(a)	5,613	1,277,743
Masimo Corp.(a)	897	125,966
Medtronic PLC	28,341	2,838,351
Novocure Ltd.(a)	1,376	110,603
ResMed Inc.	4,739	964,197
Stryker Corp.	7,173	1,682,069
Teleflex Inc.	1,512	435,063
West Pharmaceutical Services Inc.	4,546	1,410,987
Zimmer Biomet Holdings Inc.	5,340	641,921
		25,477,099
Security	Shares	Value

Health Care Providers & Services — 2.0%
Anthem Inc.	4,455	$2,270,312
Humana Inc.	2,596	1,179,181
Laboratory Corp. of America Holdings	630	155,434
Molina Healthcare Inc.(a)	332	96,353
Quest Diagnostics Inc.	1,552	218,863
UnitedHealth Group Inc.	14,788	7,346,383
		11,266,526
Health Care Technology — 0.2%
Cerner Corp.	9,081	861,333
Teladoc Health Inc.(a)(c)	1,670	56,930
Veeva Systems Inc., Class A(a)	2,668	454,254
		1,372,517
Hotels, Restaurants & Leisure — 2.1%
Caesars Entertainment Inc.(a)	3,024	151,714
Chipotle Mexican Grill Inc.(a)	347	486,685
Hilton Worldwide Holdings Inc.	1,809	254,816
Marriott International Inc./MD, Class A	1,376	236,094
McDonald’s Corp.	29,635	7,474,243
Starbucks Corp.	24,198	1,899,543
Vail Resorts Inc.	231	58,261
Wynn Resorts Ltd.(a)	1,764	116,600
Yum! Brands Inc.	10,380	1,260,859
		11,938,815
Household Durables — 0.3%
DR Horton Inc.	3,102	233,115
Garmin Ltd.	9,712	1,025,781
NVR Inc.(a)	151	672,044
		1,930,940
Household Products — 0.3%
Church & Dwight Co. Inc.	4,788	431,207
Clorox Co. (The)	1,049	152,483
Colgate-Palmolive Co.	16,785	1,322,826
		1,906,516
Industrial Conglomerates — 0.9%
General Electric Co.	49,905	3,907,063
Roper Technologies Inc.	2,296	1,015,842
		4,922,905
Insurance — 3.8%
Aflac Inc.	42,616	2,581,251
Alleghany Corp.(a)	1,684	1,404,085
Allstate Corp. (The)	6,660	910,355
American Financial Group Inc./OH	11,702	1,653,493
Aon PLC, Class A	4,196	1,156,711
Arch Capital Group Ltd.(a)	21,036	998,369
Arthur J Gallagher & Co.	1,582	256,189
Assurant Inc.	3,780	667,888
Brown & Brown Inc.	15,721	933,356
Chubb Ltd.	11,151	2,356,095
Cincinnati Financial Corp.	7,657	979,024
Erie Indemnity Co., Class A, NVS	1,764	295,911
Globe Life Inc.	3,690	360,033
Hartford Financial Services Group Inc. (The)	12,852	931,899
Markel Corp.(a)	788	1,079,111
Marsh & McLennan Companies Inc.	11,885	1,901,006
MetLife Inc.	15,624	1,052,901
Progressive Corp. (The)	11,798	1,408,445
Willis Towers Watson PLC	3,596	759,008
		21,685,130

Schedule of Investments (unaudited) (continued)	iShares® Paris-Aligned Climate MSCI USA ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 4.6%
Alphabet Inc., Class A(a)	2,134	$4,855,362
Alphabet Inc., Class C, NVS(a)	5,467	12,469,024
Meta Platforms Inc, Class A(a)	40,628	7,867,206
Pinterest Inc., Class A(a)	5,803	114,029
Snap Inc., Class A, NVS(a)	12,852	181,342
Twitter Inc.(a)	17,136	678,585
Zillow Group Inc., Class C, NVS(a)	1,641	65,476
		26,231,024
Internet & Direct Marketing Retail — 3.8%
Amazon.com Inc.(a)	7,208	17,329,401
Booking Holdings Inc.(a)	443	993,897
eBay Inc.	22,093	1,075,266
Etsy Inc.(a)	5,796	470,172
Match Group Inc.(a)	4,969	391,458
MercadoLibre Inc.(a)(c)	1,211	951,701
Wayfair Inc., Class A(a)(c)	1,260	74,831
		21,286,726
Internet Software & Services — 0.0%
IAC/InterActiveCorp.(a)	1,512	128,974

IT Services — 4.1%
Accenture PLC, Class A	8,811	2,629,731
Automatic Data Processing Inc.	8,074	1,800,018
Booz Allen Hamilton Holding Corp.	2,772	238,004
Fidelity National Information Services Inc.	4,655	486,447
Fiserv Inc.(a)	12,497	1,251,949
FleetCor Technologies Inc.(a)	2,165	538,674
Gartner Inc.(a)	364	95,514
Global Payments Inc.	4,788	627,420
Jack Henry & Associates Inc.	547	102,902
Mastercard Inc., Class A	13,040	4,666,625
Okta Inc.(a)	1,330	110,456
Paychex Inc.	13,911	1,722,599
PayPal Holdings Inc.(a)	15,586	1,328,083
VeriSign Inc.(a)	3,780	659,799
Visa Inc., Class A	32,543	6,904,648
		23,162,869
Leisure Products — 0.1%
Hasbro Inc.	4,400	394,900

Life Sciences Tools & Services — 2.1%
Avantor Inc.(a)	2,772	88,815
Bio-Rad Laboratories Inc., Class A(a)	871	468,415
Bio-Techne Corp.	5,863	2,167,727
Illumina Inc.(a)	4,867	1,165,549
IQVIA Holdings Inc.(a)	663	142,711
Mettler-Toledo International Inc.(a)	1,262	1,623,083
PerkinElmer Inc.	9,359	1,400,761
Thermo Fisher Scientific Inc.	8,015	4,549,074
Waters Corp.(a)	164	53,784
		11,659,919
Machinery — 1.8%
Deere & Co.	380	135,956
Fortive Corp.	14,004	865,027
IDEX Corp.	4,414	845,502
Illinois Tool Works Inc.	9,448	1,965,845
Ingersoll Rand Inc.	10,332	487,154
Pentair PLC	18,033	904,716
Stanley Black & Decker Inc.	2,720	322,837
Westinghouse Air Brake Technologies Corp.	1,260	119,019
Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	54,992	$4,633,076
		10,279,132
Media — 1.3%
Cable One Inc.	117	152,463
Charter Communications Inc., Class A(a)	2,665	1,350,969
Comcast Corp., Class A	43,689	1,934,549
Fox Corp., Class A, NVS	5,040	178,970
Fox Corp., Class B	8,064	263,773
Liberty Broadband Corp., Class C, NVS(a)	15,294	1,914,350
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	15,502	637,132
Paramount Global, Class B, NVS	8,568	294,139
Sirius XM Holdings Inc.(c)	83,412	533,837
		7,260,182
Mortgage Real Estate Investment — 0.1%
Annaly Capital Management Inc.	62,748	414,764

Multiline Retail — 0.2%
Dollar General Corp.	5,521	1,216,497

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	1,826	464,991

Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	41,297	3,115,859
Catalent Inc.(a)	5,356	551,989
Elanco Animal Health Inc.(a)	20,412	483,764
Eli Lilly & Co.	19,541	6,124,931
Horizon Therapeutics PLC(a)	1,075	96,417
Jazz Pharmaceuticals PLC(a)	4,134	618,777
Johnson & Johnson	38,574	6,925,190
Merck & Co. Inc.	54,404	5,006,800
Pfizer Inc.	113,524	6,021,313
Zoetis Inc.	42,374	7,242,988
		36,188,028
Professional Services — 0.4%
CoStar Group Inc.(a)	8,820	537,491
Equifax Inc.	3,053	618,477
Robert Half International Inc.	2,904	261,795
Verisk Analytics Inc.	4,222	738,512
		2,156,275
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	16,700	1,383,428

Road & Rail — 0.4%
AMERCO	1,734	849,625
Lyft Inc., Class A(a)	2,835	50,123
Old Dominion Freight Line Inc.	3,779	975,889
Uber Technologies Inc.(a)	22,664	525,805
		2,401,442
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices Inc.(a)	26,144	2,663,028
Analog Devices Inc.	23,373	3,936,013
Applied Materials Inc.	6,743	790,886
Broadcom Inc.	1,655	960,115
Enphase Energy Inc.(a)	29,774	5,543,621
Intel Corp.	64,029	2,844,168
KLA Corp.	2,405	877,464
Marvell Technology Inc.	32,478	1,921,074
Nvidia Corp.	49,428	9,229,196
Qualcomm Inc.	22,789	3,263,841

Schedule of Investments (unaudited) (continued)	iShares® Paris-Aligned Climate MSCI USA ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions Inc.	2,361	$257,042
SolarEdge Technologies Inc.(a)	13,969	3,810,604
Texas Instruments Inc.	25,714	4,545,207
		40,642,259
Software — 10.9%
Adobe Inc.(a)	12,601	5,248,065
Ansys Inc.(a)	1,313	341,853
Autodesk Inc.(a)(c)	3,528	732,942
Citrix Systems Inc.	29,037	2,923,736
Fortinet Inc.(a)	2,312	680,052
Intuit Inc.	8,853	3,669,214
Microsoft Corp.	130,712	35,536,672
Oracle Corp.	32,083	2,307,409
Palo Alto Networks Inc.(a)	1,780	894,948
Paycom Software Inc.(a)	252	71,654
RingCentral Inc., Class A(a)	2,943	185,821
Salesforce Inc.(a)	17,113	2,742,187
ServiceNow Inc.(a)	9,601	4,488,180
Snowflake Inc., Class A(a)	362	46,209
Splunk Inc.(a)	3,465	355,370
SS&C Technologies Holdings Inc.	870	55,671
Trade Desk Inc. (The), Class A(a)	5,126	266,808
Tyler Technologies Inc.(a)	591	210,290
Workday Inc., Class A(a)	2,304	360,115
Zoom Video Communications Inc., Class A(a)	4,032	433,238
		61,550,434
Specialty Retail — 2.0%
Burlington Stores Inc.(a)	1,913	321,958
Home Depot Inc. (The)	18,293	5,538,206
Lowe’s Companies Inc.	12,850	2,509,605
Ross Stores Inc.	8,375	712,042
TJX Companies Inc. (The)(c)	27,468	1,746,141
Ulta Beauty, Inc.(a)	1,526	645,651
		11,473,603
Technology Hardware, Storage & Peripherals — 7.7%
Apple Inc.	292,644	43,557,133
Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica Inc.(a)	5,888	$1,723,359
Nike Inc., Class B	7,560	898,506
VF Corp.	7,411	373,959
		2,995,824
Trading Companies & Distributors — 0.3%
Fastenal Co.	24,309	1,301,990
WW Grainger Inc.	542	263,992
		1,565,982
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	3,830	510,501

Total Common Stocks — 99.8%
(Cost: $625,346,639)		564,353,784

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(b)(d)(e)	3,793,276	3,793,276
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(b)(d)	720,000	720,000
		4,513,276
Total Short-Term Securities — 0.8%
(Cost: $4,513,156)		4,513,276

Total Investments in Securities — 100.6%
(Cost: $629,859,795)		568,867,060

Liabilities in Excess of Other Assets — (0.6)%		(3,313,805)

Net Assets — 100.0%		$565,553,255

(a)	Non-income producing security.
(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/08/22(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,792,823	(b)	$—	$333	$120	$3,793,276	3,793,276	$2,991	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	720,000	(b)	—	—	—	720,000	720,000	726		—
BlackRock Inc.	—	3,165,691		—	—	(459,262)	2,706,429	4,045	19,691		—
					$333	$(459,142)	$7,219,705		$23,408		$—

(a)	Commencement of operations.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Paris-Aligned Climate MSCI USA ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$564,353,784	$—	$—	$564,353,784
Money Market Funds	4,513,276	—	—	4,513,276
	$568,867,060	$—	$—	$568,867,060

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares